Debt - Summary of debt outstanding (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Jun. 19, 2019 USD ($)	Nov. 30, 2006 USD ($)
Debt Instrument [Line Items]
Debt	$ 1,974,731		$ 1,398,054
Fair Value
Debt Instrument [Line Items]
Debt related to senior notes	1,571,409		1,406,397
Debt related to junior subordinated notes	584,698		55,866
Debt	2,156,107		1,462,263
Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	1,410,391		1,327,965
Debt related to junior subordinated notes	564,340		70,089
Debt	1,974,731		1,398,054
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment	500,000			$ 500,000
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC | Fair Value
Debt Instrument [Line Items]
Debt related to senior notes	586,057		535,309
Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	496,168		495,614
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC
Debt Instrument [Line Items]
Commitment | €		€ 750,000
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC | Fair Value
Debt Instrument [Line Items]
Debt related to senior notes	985,352		871,088
2016 Euro Senior Notes | Notes Issued By PartnerRe Ireland Finance DAC | Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	914,223		832,351
Capital efficient notes | Notes Issued By PartnerRe Finance B LLC
Debt Instrument [Line Items]
Commitment	500,000
Capital efficient notes | Notes Issued By PartnerRe Finance B LLC | Fair Value
Debt Instrument [Line Items]
Debt related to junior subordinated notes	523,685		0
Capital efficient notes | Notes Issued By PartnerRe Finance B LLC | Carrying Value
Debt Instrument [Line Items]
Debt related to junior subordinated notes	494,251		0
Capital efficient notes | Notes Issued By PartnerRe Finance II Inc
Debt Instrument [Line Items]
Commitment	62,484		62,000		$ 250,000
Capital efficient notes | Notes Issued By PartnerRe Finance II Inc | Fair Value
Debt Instrument [Line Items]
Debt related to junior subordinated notes	61,013		55,866
Capital efficient notes | Notes Issued By PartnerRe Finance II Inc | Carrying Value
Debt Instrument [Line Items]
Debt related to junior subordinated notes	$ 70,089		$ 70,089